SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Income Statement Elements [Abstract]
Schedule of Financial and Other Income (Expenses), Net
Finance expense, net:

	Year ended December 31,
	2018	2017	2016

Finance expenses:

Interest in respect of short-term loans, credit cards and bank fees	3,591	3,518	3,285
Interest in respect of loans to related parties	585	608	610
Changes in derivatives fair value	193	2,237	-
Foreign exchange transactions losses	6,259	2,752	970

	10,628	9,115	4,865
Finance income:

Changes in derivatives fair value	-	-	1,395
Interest in respect of cash and cash equivalent and short-term bank deposits	1,472	1,035	152
Foreign exchange transactions gains	5,517	2,497	-

	6,989	3,532	1,547

Finance expenses, net	$3,639	$5,583	$3,318

Computation of Basic and Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2018	2017	2016
Net income attributable to controlling interest, as reported	$24,405	$26,202	$74,596
Adjustment to redemption value of non-controlling interest	203	(1,137)	(2,248)
Numerator for basic and diluted net income per share	$24,608	$25,065	$72,348

	Year ended December 31,
	2018	2017	2016

Denominator for basic income per share	34,358	34,334	34,706
Effect of dilutive stock based awards	51	52	58

Denominator for diluted income per share	34,409	34,386	34,764

Earnings Per Share:

	Year ended December 31,
	2018	2017	2016

Basic and diluted earnings per share	$0.72	$0.73	$2.08